Investments - Summary of Investment Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					$ (287.3)	$ (198.4)	$ (159.2)
Investment expenses	$ (2.1)	$ (1.1)	$ (9.2)	$ (6.4)	(11.6)	(10.3)	(11.7)
Net investment income	$ 79.6	$ 77.9	$ 238.9	$ 207.3	275.7	188.1	147.5
Fixed income securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(115.7)	(95.6)	(87.2)
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(5.3)	(0.6)	(0.1)
Short-term investment, Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(0.3)	(0.1)	0.0
Fixed term deposits (included in cash and cash equivalents)
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(39.9)	(6.6)	(0.7)
Catastrophe bonds — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(0.2)	(0.3)	(0.9)
Privately-held investments, available for sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(0.1)	0.0	0.0
Privately-held investments — Trading
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(44.7)	(24.3)	(18.2)
Other investments, at fair value
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					(17.8)	(13.9)	(21.9)
Fixed Income Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income					$ (98.9)	$ (57.0)	$ (30.2)